NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 15:-	NET EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2010	2011	2012

Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$9,375	$15,044	$16,183

Weighted average ordinary shares outstanding:

Denominator for basic net earnings per share	32,139,686	36,267,739	36,502,264
Effect of dilutive securities	591,360	777,968	605,406

Denominator for diluted net earnings per share	32,731,046	37,045,707	37,107,670

Basic and diluted earnings per share	$0.29	$0.41	$0.44